April 25, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control – EDGAR

RE:	Ameriprise Certificate Company
Ameriprise Flexible Savings Certificate
Post-Effective Amendment No. 42
File No. 2-95577

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Flexible Savings Certificate does not differ from that contained in Registrant’s Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on April 20, 2012.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Scott R. Plummer
Scott R. Plummer
Vice President, Secretary and General Counsel
Ameriprise Certificate Company